Employee Stock Compensation Plans - Restricted Stock and Restricted Stock Units (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of shares vested and distributed	$ 1	$ 9	$ 5
Total unrecognized compensation	$ 48
Total unrecognized compensation cost, period of recognition (in years)	1.5
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Unvested shares, Beginning balance, Number of Shares (in shares)	3,827
Shares granted, Number of Shares (in shares)	2,449
Shares vested, Number of Shares (in shares)	(77)
Shares forfeited, Number of Shares (in shares)	(815)
Unvested shares, Ending balance, Number of Shares (in shares)	5,384	3,827
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Unvested shares, Beginning balance, Weighted Average Grant-Date Fair Value per Share (in dollars per share)	$ 13.79
Shares granted, Weighted Average Grant-Date Fair Value per Share (in dollars per share)	$ 18.84
Shares vested, Weighted Average Grant-Date Fair Value per Share (in dollars per share)	$ 14.31
Shares forfeited, Weighted Average Grant-Date Fair Value per Share (in dollars per share)	$ 19.44
Unvested shares, Ending balance, Weighted Average Grant-Date Fair Value per Share (in dollars per share)	$ 15.22	$ 13.79
Restricted Stock, Service-based [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Shares granted, Number of Shares (in shares)	1,430
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Shares granted, Weighted Average Grant-Date Fair Value per Share (in dollars per share)	$ 18.50
Restricted Stock, Performance-based [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Shares granted, Number of Shares (in shares)	1,019
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Shares granted, Weighted Average Grant-Date Fair Value per Share (in dollars per share)	$ 19.32